Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable is Presented Net of Allowance for Credit Loss

Accounts receivable is presented net of allowance for credit loss:

	As of December 31,	As of June 30,
	2024	2025

Accounts receivable	$12,882,682	$5,376,109
Less: allowance for expected credit loss	(80,056)	(52,273)
Total	$12,802,626	$5,323,836

Schedule of Allowances for Expected Credit Loss

The movement of allowances for expected credit loss is as follow:

	As of December 31,	As of June 30,
	2024	2025

Balance at beginning of the year/period	$(107,758)	$(80,056)
Reversal	27,702	27,783
Total	$(80,056)	$(52,273)